Leases - Summary of Future Minimum Lease Receipts and Payments Under Operating Leases (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Lease receipts
2022	$ 12.2
2023	12.2
2024	12.2
2025	12.2
2026	12.2
Thereafter	4.1
Total minimum lease receipts	65.1
Lease commitments
2022	60.3
2023	59.7
2024	59.2
2025	50.6
2026	46.3
Thereafter	273.8
Total minimum lease payments	$ 549.9